REPURCHASE AGREEMENTS – NON-TRADING (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading

	30 June 2025	31 December 2024
	£m	£m
Agreements with banks	2,114	2,336
Agreements with customers	5,476	6,281
	7,590	8,617